Equity - Summary of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 70,651	$ 65,813
Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	97,924	92,855	$ 85,330
Investment Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(542)	(220)	(429)
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(39,700)	(39,791)	$ (38,267)
Warrants Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 12,969	$ 12,969